Digital Currencies (Tables)	12 Months Ended
Dec. 31, 2021
Digital Currencies [Abstract]
Schedule of additional information about digital currencies
	December 31, 2021	December 31, 2020

Beginning balance	$1,539	$1,539
Utilization of digital currencies to settle service fee	(6,457)	-
Gain on use of digital currencies	4,918	-
Ending balance	$-	$1,539